UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23032

Triloma EIG Energy Income Fund – Term I

(Exact name of registrant as specified in charter)

201 North New York Avenue, Suite 200

Winter Park, Florida 32789

(Address of principal executive offices) (Zip code)

NATIONAL REGISTERED AGENTS, INC.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code: (407) 636-7115

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Triloma EIG Energy Income Fund - Term I

Investment Portfolio Overview (Unaudited)

The information contained in this section should be read in conjunction with the following attached Schedule of Investments.

The following table summarizes the composition of the Fund’s investment portfolio, excluding Short Term Investments, by investment type at fair value and enumerates the percentage, by fair value as of September 30, 2017:

Asset Types	Fair Value	Percentage of Portfolio

Senior Unsecured Debt	$ 7,889,705	58.9%

Senior Secured Debt	5,468,684	40.8%

Equity/Other	36,466	0.3%

The table below describes investments by industry sub-sectors and enumerates the percentage, by fair value, of the total portfolio assets in such industry sub-sectors, excluding Short Term Investments, as of September 30, 2017:

Sub-Sectors	Fair Value	Percentage of Portfolio

Upstream	$ 5,398,465	40.3%

Power	3,014,223	22.5%

Midstream	2,265,323	16.9%

Renewables	2,101,536	15.7%

Downstream	615,308	4.6%

The table below describes investments by country and enumerates the percentage, by fair value, of the total portfolio assets in such countries, excluding Short Term Investments, as of September 30, 2017:

Country	Fair Value	Percentage of Portfolio

United States	$ 11,833,242	88.3%

Congo-Brazzaville	895,641	6.7%

Kazakhstan	414,167	3.1%

United Kingdom	251,805	1.9%

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

September 30, 2017 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity/ Expiration Date	Principal (a)/Shares	Cost (b)	Fair Value	% of Net Assets

Congo-Brazzaville — 8.0%
New Age, Ltd. (c)(d)(e)(f)	Upstream	Senior Secured Debt	15.00%	-	06/28/2020	$735,936	$720,352	$859,175	7.7%
		Warrants (g)(h)	N/A	-	06/28/2026	15,131	18,228	36,466	0.3%

Total Congo-Brazzaville							738,580	895,641	8.0%

Kazakhstan — 3.7%
Tengizchevroil Finance Company International LTD (i)	Upstream	Senior Secured Debt	4.00%	-	08/15/2026	418,000	406,772	414,167	3.7%
Total Kazakhstan							406,772	414,167	3.7%

United Kingdom — 2.3%
Bioenergy Infrastructure Holdings, Ltd. (c)(d)(e)(j)	Renewables	Senior Secured Debt	L + 7.25%	1.00%	12/22/2022	251,805	250,488	251,805	2.3%
Total United Kingdom							250,488	251,805	2.3%

United States — 106.1%
AES Corp./VA	Power	Senior Unsecured Debt	6.00%	-	05/15/2026	289,000	292,618	310,675	2.7%
		Senior Unsecured Debt	5.50%	-	03/15/2024	305,000	311,205	318,344	2.8%
Aethon United LP (c)(d)(e)(j)	Upstream	Senior Secured Debt	L + 6.75%	1.00%	09/08/2023	687,500	667,014	677,188	6.1%
AmeriGas Partners LP Fin Corp.	Downstream	Senior Unsecured Debt	5.63%	-	05/20/2024	346,000	349,394	364,598	3.3%
		Senior Unsecured Debt	5.50%	-	05/20/2025	244,000	249,644	250,710	2.2%
Archrock Partners LP/Fin	Midstream	Senior Unsecured Debt	6.00%	-	04/01/2021	221,000	217,969	216,580	1.9%
		Senior Unsecured Debt	6.00%	-	10/01/2022	360,000	361,338	350,100	3.1%
Calpine Corp.	Power	Senior Unsecured Debt	5.75%	-	01/15/2025	684,000	667,058	645,524	5.7%
Concho Resources Inc.	Upstream	Senior Unsecured Debt	4.38%	-	01/15/2025	261,000	266,628	274,703	2.5%
Covanta Holding Corp.	Renewables	Senior Unsecured Debt	5.88%	-	03/01/2024	412,000	406,360	408,910	3.7%
		Senior Unsecured Debt	5.88%	-	07/01/2025	123,000	122,817	121,001	1.1%
Enviva Partners LP Fin Corp.	Renewables	Senior Unsecured Debt	8.50%	-	11/01/2021	628,000	669,873	668,820	6.0%
Felix Investments Holdings (c)(d)(e)(j)	Upstream	Senior Secured Debt	L + 6.50%	1.00%	08/09/2022	666,667	655,241	660,000	5.9%
Genesis Energy L.P.	Midstream	Senior Unsecured Debt	5.63%	-	06/15/2024	607,000	600,801	588,790	5.3%
Holly Energy Partners LP (i)	Midstream	Senior Unsecured Debt	6.00%	-	08/01/2024	477,000	499,431	500,254	4.5%
Matador Resources, Co	Upstream	Senior Unsecured Debt	6.88%	-	04/15/2023	274,000	289,186	290,098	2.6%
Northeast Natural Energy, LLC (c)(d)(e)(j)	Upstream	Senior Secured Debt	L + 8.00%	-	03/02/2022	898,750	887,987	898,750	8.1%
NRG Energy Inc.	Power	Senior Unsecured Debt	6.25%	-	05/01/2024	617,000	615,038	641,680	5.8%
NRG Yield Operating LLC	Renewables	Senior Unsecured Debt	5.38%	-	08/15/2024	620,000	628,487	651,000	5.8%
Panda Hummel (j)	Power	Senior Secured Debt	L + 6.00%	1.00%	10/27/2022	1,200,000	1,124,340	1,098,000	9.9%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

September 30, 2017 (Unaudited)

Company	Sub-Sector	Asset Type	Interest Rate	Base Rate Floor	Maturity/ Expiration Date	Principal (a)/Shares	Cost (b)	Fair Value	% of Net Assets

United States (continued)
QEP Resources Inc.	Upstream	Senior Unsecured Debt	6.88%	-	03/01/2021	$73,000	$75,901	$76,833	0.7%
		Senior Unsecured Debt	5.25%	-	05/01/2023	419,000	416,331	407,351	3.7%
RSP Permian Inc. (i)	Upstream	Senior Unsecured Debt	5.25%	-	01/15/2025	491,000	499,883	498,364	4.5%
Sabine Pass Liquefaction	Midstream	Senior Secured Debt	5.63%	-	04/15/2023	550,000	605,226	609,599	5.5%
SM Energy, Co	Upstream	Senior Unsecured Debt	5.00%	-	01/15/2024	324,000	314,506	305,370	2.7%

Total United States							11,794,276	11,833,242	106.1%

Short Term Investments (US) — 5.5%
Fidelity Institutional Government Portfolio, 0.91% (k)	Short-Term	Money Market	N/A	-		308,245	308,244	308,244	2.8%
Invesco Short Term Investments Trust Government & Agency Portfolio, 0.93% (k)	Short-Term	Money Market	N/A	-		308,245	308,245	308,245	2.8%

Total Short Term Investments							616,489	616,489	5.6%
Total Investments							$13,806,605	14,011,344	125.7%
Other Assets and Liabilities								(2,863,266)	(25.7)%
Total Net Assets								$11,148,078	100.0%

Shares Outstanding								412,852
Net Asset Value Per Common Share								$27.00

Portfolio Composition

ASSET TYPE
Senior Unsecured Debt	70.8%

Senior Secured Debt	49.0%

Money Market	5.6%

Warrants	0.3%

Other Assets and Liabilities	(25.7)%

100.0%

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

September 30, 2017 (Unaudited)

As of September 30, 2017, the Fund’s investments were categorized as follows in the fair valuation hierarchy:

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Congo-Brazzaville	$—	$—	$895,641	$895,641
Kazakhstan	—	414,167	—	414,167
United Kingdom	—	—	251,805	251,805
United States	—	10,213,793	2,235,938	12,449,731

Total Investments in Securities	$—	$10,627,960	$3,383,384	$14,011,344

The following is a reconciliation of the investments in which significant unobservable inputs were used in determining value:

Investments in Securities	Beginning Balance at December 31, 2016	Purchases	Sales (l)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (m)	Net Transfers into (out of) Level 3	Ending Balance at September 30, 2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2017 (m)
Congo-Brazzaville	$-	$735,937	$-	$2,643	$-	$157,061	$-	$895,641	$157,061
United Kingdom	-	250,373	-	-	115	1,317	-	251,805	1,317
United States	357,298	2,208,869	(359,511)	744	12,751	15,787	-	2,235,938	15,787

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of September 30, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Investments in Securities	Fair Value at September 30, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)	Impact to valuation from an increase in input
Congo-Brazzaville	$895,641	Discounted Cash Flow	Discount Rate	10.5% - 13.0% (11.25%)	Decrease
			Contractual Terms	$1.28 - $2.30	Increase
United Kingdom	$251,805	Discounted Cash Flow	Discount Rate	9.90% - 10.10% (10.0%)	Decrease
United States	$2,235,938	Discounted Cash Flow	Discount Rate	10.33% - 11.33% (10.83%)	Decrease
		Cost	Contractual Terms	98.50%	Increase
		Cost	Contractual Terms	99.00%	Increase

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Schedule of Investments

September 30, 2017 (Unaudited)

(a) Denominated in U.S. Dollars, unless otherwise noted.

(b) Cost represents amortized cost for debt securities, cost plus capitalized payment-in-kind distributions on the debt securities and cost for all other types of investments.

(c) Securities are categorized as Level 3 securities under the fair valuation hierarchy. The total value of Level 3 securities is 30.4% of the Fund’s Net Assets.

(d) Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2017, total aggregate fair valued investments are $3,383,384, representing 30.4% of the Fund’s net assets.

(e) Restricted securities held by the Fund as of September 30, 2017 are as follows:

Country	Company	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Congo-Brazzaville	New Age, Ltd.	1/20/2017	$699,564	$895,641	8.0%
United Kingdom	Bioenergy Infrastructure Holdings, Ltd.	2/16/2017	143,181	251,805	2.3%
United States	Aethon United LP	9/8/2017	677,188	677,188	6.1%
United States	Felix Investments Holdings	8/9/2017	660,000	660,000	5.9%
United States	Northeast Natural Energy, LLC	3/2/2017	618,750	898,750	8.1%

			$2,798,683	$3,383,384	30.4%

(f) Payment-In-Kind. Income may be received in additional securities and/or cash.

Country	Company	Cash Rate	Payment In-Kind Rate
Congo-Brazzaville	New Age, Ltd.	10.00%	5.00%

(g) Non income producing.

(h) Warrants have exercise price of $4.00.

(i) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the value of the Regulation S securities is $1,412,785, representing 12.7% of the Fund’s net assets.

(j) The interest rate on these senior secured debt holdings are subject to a base lending rate plus a spread. As of September 30, 2017, the rates are as follows:

Country	Company	Reference Rate	Current Rate
United Kingdom	Bioenergy Infrastructure Holdings, Ltd.	3 month Libor + 7.25%	8.57%
United States	Aethon United LP	3 month Libor + 6.75%	7.98%
United States	Felix Investments Holdings	3 month Libor + 6.50%	7.81%
United States	Northeast Natural Energy, LLC	3 month Libor + 8.00%	9.32%
United States	Panda Hummel	3 month Libor + 6.00%	7.23%

(k) Rates disclosed reflect the 1-day yield at September 29, 2017.

(l) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(m) Any difference between net change in unrealized appreciation/(depreciation) on investments held at September 30, 2017 may be due to an investment no longer held as Level 3 or transferred into/out of Level 3.

See notes to the unaudited Schedule of Investments

Triloma EIG Energy Income Fund – Term I

Notes to the Schedule of Investments

September 30, 2017 (Unaudited)

Securities Valuation

Processes and Structure

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less for which market quotations are not readily available may be valued at their amortized cost, provided such amount approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Triloma EIG Energy Income Fund - Term I’s (“Fund”) Board of Trustees (“Board”). The Fund’s fair value procedures are implemented by the advisor, Triloma Energy Advisors, LLC (“Advisor”) as designated by the Board. Factors considered in determining valuation may include using information obtained by contacting the issuer or analysts, analysis of the issuer’s financial statements and, if necessary, information concerning other securities in similar circumstances. When a security is valued in accordance with the fair value procedures, the Advisor will determine the value after taking into consideration relevant information reasonably available to the Advisor.

Hierarchy of Fair Value Inputs

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●               Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●               Level 2 — Other significant observable inputs, which may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.; and

●               Level 3 — Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

All transfers, if any, are recognized by the Fund at the end of each period. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the period ended September 30, 2017, there have been no significant changes to the Fund’s fair value methodologies.

Fair Value Measurements

Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Triloma EIG Energy Income Fund – Term I

Notes to the Schedule of Investments

September 30, 2017 (Unaudited)

Money Market: As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value. Government Money Market Funds value all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants and Rights: Warrants and Rights which are listed on major securities exchanges are valued at their last reported sales price as of the valuation date or, if there is no reported sale price, at the midpoint of the most recent quoted bid and ask prices at the close of business. Depending on the frequency of trading, listed warrants and rights are generally classified as Level 1 or 2 of the fair value hierarchy. Warrants and Rights which are not listed on major securities exchanges are fair valued by the Valuation Committee and are classified as Level 3.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRILOMA EIG ENERGY INCOME FUND - TERM I

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Deryck A. Harmer
Deryck A. Harmer
Chief Executive Officer

Date: November 22, 2017

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Chief Financial Officer

Date: November 22, 2017